Cover	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2023
Entity File Number	0-7928
Entity Registrant Name	COMTECH TELECOMMUNICATIONS CORP /DE/
Entity Central Index Key	0000023197
Entity Tax Identification Number	11-2139466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	68 South Service Road
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	962-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	CMTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false